Consolidated Balance Sheet (Parenthetical)	Sep. 30, 2025 $ / shares shares	Jun. 13, 2025 shares	Dec. 03, 2024 $ / shares shares	Nov. 28, 2024 $ / shares	Oct. 25, 2024 $ / shares	Sep. 30, 2024 $ / shares shares
Common Class A [Member]
Ordinary shares, par value | (per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		20,012,500	18,000,000			18,000,000
Ordinary shares, shares issued	21,012,500	20,012,500
Common Class B [Member]
Ordinary shares, par value | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		3,000,000	3,000,000			3,000,000
Ordinary shares, shares issued	3,000,000	3,000,000